Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions
Note 28	Related Party Transactions

The company has a number of related parties with the most significant being Canpotex, key management personnel and post-employment benefit plans.

Accounting Policies

A person or entity is considered a related party if it is:

• an associate or joint venture of PotashCorp;

• a member of key management personnel (and their families), which are the company’s directors and executive officers as disclosed in its 2017 Annual Information Form and 2016 and 2015 Annual Reports on Form 10-K, as applicable;

• a post-employment benefit plan for the benefit of PotashCorp employees; or

• a person that has significant influence over PotashCorp.

Supporting Information

Sale of Goods

The company sells potash from its Canadian mines for use outside Canada and the US exclusively to Canpotex. Sales are at prevailing market prices and are settled on normal trade terms. Sales to Canpotex for the year ended December 31, 2017 were $988 (2016 – $778, 2015 – $1,346). Canpotex’s proportionate sales volumes by geographic area are shown in Note 3.

The receivable outstanding from Canpotex is shown in Note 11, and arose from sale transactions described above. It is unsecured and bears no interest. There are no provisions held against this receivable.

Subsequent to December 31, 2017, PotashCorp and Agrium became related parties as a result of completing the Merger described in Note 32. Sales are at prevailing market prices and settled on normal trade terms. Sales to Agrium for the year ended December 31, 2017 were $71 (2016 – $74, 2015 – $93).

Key Management Personnel Compensation

Compensation to key management personnel was comprised of:

	2017	2016	2015

Salaries and other short-term benefits	$14	$13	$9
Share-based payments	9	7	1
Post-employment benefits	3	3	5

	$26	$23	$15

Transactions With Post-Employment Benefit Plans

Disclosures related to the company’s post-employment benefit plans are shown in Note 26.